Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares	Sep. 30, 2024	Sep. 30, 2023
Ordinary shares, par value (in Dollars per share)	$ 0.04	$ 0.04
Ordinary shares, shares authorized	100,000,000	12,500,000
Ordinary shares, shares issued	2,675,172	2,552,576
Ordinary shares, shares outstanding	2,675,172	2,552,576